Unaudited Condensed Consolidated Statements of Stockholders’ Equity - USD ($)	Previously Reported [Member] Common Stock	Previously Reported [Member] Additional Paid In Capital	Previously Reported [Member] Accumulated Deficit	Previously Reported [Member] Treasury Stock	Previously Reported [Member] Accumulated Other Comprehensive Income(Loss)	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Subscription Payable	Treasury Stock	Accumulated Other Comprehensive Income(Loss)	Total
Balance at Jan. 31, 2021						$ 7,304	$ 18,870,051		$ (11,835,105)	$ 70,000		$ (304)	$ 7,111,946
Balance (in Shares) at Jan. 31, 2021						7,303,974
Proceeds from sale of common stock and warrants in public offering						$ 1,232	5,834,998						5,836,230
Proceeds from sale of common stock and warrants in public offering (in Shares)						1,232,000
Proceeds from exercise of warrants						$ 458	2,942,512						2,942,970
Proceeds from exercise of warrants (in Shares)						457,795
Cashless exercise of warrants						$ 17	(17)
Cashless exercise of warrants (in Shares)						17,347
Issuance of common stock for notes payable						$ 20	99,980						100,000
Issuance of common stock for notes payable (in Shares)						20,046
Common stock issued for settlement of liabilities						$ 29	143,971						144,000
Common stock issued for settlement of liabilities (in Shares)						28,749
Warrants issued for services							365,000						365,000
Common stock issued for proceeds and in payment for license						$ 95	699,905			(60,000)			640,000
Common stock issued for proceeds and in payment for license (in Shares)						94,962
Common stock issued for services						$ 33	476,867			(10,000)			466,900
Common stock issued for services (in Shares)						32,786
Treasury stock repurchased						$ (33)	33				(104,467)		(104,467)
Treasury stock repurchased (in Shares)						(32,813)
Employee stock options issued for services							532,832						532,832
Settlement of warrant round down							196,589						196,589
Deemed dividend for warrants							(196,589)						(196,589)
Net loss									(6,176,126)				(6,176,126)
Balance at Jan. 31, 2022	$ 9,150	$ 29,966,137	$ (18,011,231)	$ (104,467)	$ (304)	$ 9,155	29,966,132	$ (304)	(18,011,231)		(104,467)	(304)	11,859,285
Balance (in Shares) at Jan. 31, 2022	9,150,440					9,154,846
Treasury stock repurchased	$ (27)	27		(89,196)									(89,196)
Treasury stock repurchased (in Shares)	(26,836)
Net loss			(689,989)										(689,989)
Balance at Apr. 30, 2022	$ 9,123	29,966,164	(18,701,220)	(193,663)	(304)								11,080,100
Balance (in Shares) at Apr. 30, 2022	9,123,604
Balance at Jan. 31, 2022	$ 9,150	$ 29,966,137	$ (18,011,231)	$ (104,467)	$ (304)	$ 9,155	29,966,132	(304)	(18,011,231)		(104,467)	$ (304)	11,859,285
Balance (in Shares) at Jan. 31, 2022	9,150,440					9,154,846
Exercise of warrants						$ 56	296,819						296,875
Exercise of warrants (in Shares)						55,417
Common stock returned in settlement						$ (1,400)	1,400
Common stock returned in settlement (in Shares)						(1,400,000)
Treasury stock issued for services						$ 32	3,746				109,377		113,155
Treasury stock issued for services (in Shares)						33,471
Treasury stock and warrants issued for termination agreement						$ 25	92,545				81,455		174,025
Treasury stock and warrants issued for termination agreement (in Shares)						25,000
Treasury stock repurchased						$ (35)	35				(119,006)		(119,006)
Treasury stock repurchased (in Shares)						(35,584)
Options issued for services							732,130						732,130
Net loss									(4,483,474)				(4,483,474)
Balance at Jan. 31, 2023						$ 7,833	31,092,807	(304)	(22,494,705)		(32,641)		8,572,990
Balance (in Shares) at Jan. 31, 2023						7,833,150
Warrants issued for services							87,090						87,090
Options issued for services							75,030						75,030
Net loss									(1,015,229)				(1,015,229)
Balance at Apr. 30, 2023						$ 7,833	$ 31,254,927	$ (304)	$ (23,509,934)		$ (32,641)		$ 7,719,881
Balance (in Shares) at Apr. 30, 2023						7,833,150